Prepayment and other current assets (Tables)	6 Months Ended
Jun. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepayment and other current assets

Prepayment and other current assets as of June 30, 2023, and December 31, 2022, consist of the following:

	As of June 30,	As of December 31,
	2023	2022
	(Unaudited)	(Unaudited)
Prepayments	$11,215,181	$167,677
Deposit	73,706	86,102
Total	$11,288,887	$253,779